Customer Deposits - Additional Information (Detail) - USD ($)	Mar. 07, 2018	Oct. 12, 2015	Feb. 24, 2015	Dec. 31, 2018
Spike [Member]
Deposits [Line Items]
Proceeds from deposits from customers			$ 1,820,700
Repayment of deposits from customers	$ 1,220,700
Deposits from customers kept as guarantee				$ 600,000
Navig8 Faith [Member]
Deposits [Line Items]
Proceeds from deposits from customers		$ 736,000